Leases (Details) - Schedule of Reconciliation Lease Liabilities	12 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Reconciliation Lease Liabilities [Line Items]
Balance of Beginning
Book value at the beginning of the year
Additions of the year	521,107
Interest expenses	41,116
Payments of the year	(140,336)
Balance of Ending	421,887
Buildings [Member]
Schedule of Reconciliation Lease Liabilities [Line Items]
Balance of Beginning
Book value at the beginning of the year
Additions of the year	140,786
Interest expenses	9,589
Payments of the year	(15,200)
Balance of Ending	135,175
Equipment [Member]
Schedule of Reconciliation Lease Liabilities [Line Items]
Balance of Beginning
Book value at the beginning of the year
Additions of the year	380,321
Interest expenses	31,527
Payments of the year	(125,136)
Balance of Ending	$ 286,712